Schedule of Transactions with Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Repayment from a Shareholder [Member] | Kuan Hua KOH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Transactions with related parties	[1]	$ 269,467	$ 1,846
Advances to a Shareholder [Member] | Garden City Private Capital Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Transactions with related parties	[2]	$ 6,665

[1]	The transactions represented repayment from a shareholder during the period ended June 30, 2025.
[2]	The transactions represented advances to a shareholder during the period ended June 30, 2025.